Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	$ (310,755)	$ (362,697)	$ (310,960)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(286,907)	(323,538)	(282,376)
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(27,490)	(28,925)	(28,584)
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	3,102	(10,334)	0
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	541	100	0
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(116,232)	(166,046)	(123,726)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	(47,844)	(42,368)	(40,880)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization and impairment charges	$ (146,679)	$ (154,283)	$ (146,354)